Net loss per share (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Profit loss	$ 2,875,061	$ 64,148,145	$ 11,838,257
Weighted average number of ordinary shares outstanding (in shares)	137,221,408	137,221,408	137,221,408